Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 18,859	Royalties	UNITED STATES	U.S. Federal Government [Member]	Onshore California [Member]	Oil, Natural Gas, And NGLs [Member]	Oil and Natural Gas Segment [Member]	Well
#: 2
	485	Royalties	UNITED STATES	U.S. Federal Government [Member]	Onshore Utah [Member]	Oil, Natural Gas, And NGLs [Member]	Oil and Natural Gas Segment [Member]	Well
#: 3
	$ 31,470	Taxes	UNITED STATES	U.S. Federal Government [Member]			Oil and Natural Gas Segment [Member]